Capital Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 22, 2021	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred stock, par value	$ 0.0001
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	129,397,278
Common Stock, Shares, Issued	152,862,447	13,413,431
Common Stock, Shares, Outstanding	152,862,447	13,413,431		152,255,736
Underwritten public offering of convertible preferred stock	$ 0	$ 0	$ 51,204
Series D
Class Of Stock [Line Items]
Minimum percentage of firm commitment underwritten public offering approvel by stock holders		55.00%
Minimum Percentage Approval of conversion by stock holders in Deemed Liquidation Event		55.00%
Series C
Class Of Stock [Line Items]
Minimum Percentage Approval of conversion by stock holders in Deemed Liquidation Event		70.00%
Common Stock
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding	152,862,447	13,413,431	13,223,672		11,713,491
Minimum [Member]
Class Of Stock [Line Items]
Underwritten public offering of convertible preferred stock		$ 50,000
Minimum [Member] | Common Stock
Class Of Stock [Line Items]
Sale of stock, price per share | $ / shares		$ 4.8151